RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from (Paid to) Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	$ 16,880	$ 22,094	$ 20,610
Total operating expenses	3,987	4,919	6,417
Total other income (expenses)	(8,563)	17	(12,842)
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	2,196	1,669	2,085
Total operating expenses	593	803	275
Shareholder loan facility finance expense
Disclosure of transactions between related parties [line items]
Total other income (expenses)	(255)	0	0
Revolving credit facility finance expense
Disclosure of transactions between related parties [line items]
Total other income (expenses)	(11,690)	(13,288)	(8,226)
SFL
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	5,925	7,634	5,788
Total operating expenses	0	1,590	5,032
Total other income (expenses)	0	(937)	(3,892)
FMS Holdco share of results
Disclosure of transactions between related parties [line items]
Total other income (expenses)	611	(555)	0
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total operating expenses	2,514	2,010	443
Seatankers Management Norway AS
Disclosure of transactions between related parties [line items]
Total operating expenses	880	516	667
Golden Ocean
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	4,182	3,061	3,942
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	8	5,617	2,942
Seadrill Limited
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	0	0	277
Archer Limited
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	0	0	143
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,513	1,242	1,637
Avance Gas
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,989	2,191	2,404
TFG Marine
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,060	627	786
Total other income (expenses)	2,771	14,797	(724)
Other related parties and affiliated companies
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	$ 7	$ 53	$ 606